Principal Components of Deferred Income Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current deferred tax assets
Write-down of inventory value	$ 586	$ 794
Allowance for doubtful accounts	686	854
Accrued expenses	1,149	878
Accrued bonus	423	396
Deferred revenue-current	162	118
Government subsidies-current	24	71
Deferred cost-current	(94)	15
Warranty	51	47
Valuation allowance	(600)	(627)
Current deferred tax assets subtotal	2,387	2,546
Non-current deferred tax assets
Deferred revenue-non-current	229	161
Government subsidies-non-current	667	791
Deferred cost-non-current	(91)	(15)
Tax loss carry-forward deferred tax assets	5,997	4,704
Valuation allowance	(6,119)	(4,827)
Non-current deferred tax assets subtotal	785	939
Current deferred tax liabilities
Accrued withholding tax	(3,727)	(8,222)
Current deferred tax liabilities subtotal	(3,727)	(8,222)
Non-Current deferred tax liabilities
Acquired intangible assets	(110)
Non-Current deferred tax liabilities subtotal	(110)
Amortization
Non-current deferred tax assets
Intangible assets	77	76
Impairments
Non-current deferred tax assets
Intangible assets	$ 25	$ 49